Leases (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2023	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Leases [Line Items]
Lease cost	$ 32	$ 147
Minimum [Member]
Leases [Line Items]
Remaining lease term				4 years
Maximum [Member]
Leases [Line Items]
Remaining lease term				28 years
US [Member]
Leases [Line Items]
Remaining lease term		7 years 6 months
Spain [Member]
Leases [Line Items]
Remaining lease term	35 years
Rakowic Park [Member]
Leases [Line Items]
Lease cost			$ 69
Komorowo Park [Member]
Leases [Line Items]
Lease cost			$ 7